Market Vectors Unconventional Oil & Gas ETF
Market Vectors Unconventional Oil & Gas ETF
INVESTMENT OBJECTIVE

Market Vectors Unconventional Oil & Gas ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Unconventional Oil & Gas Index (the “Oil & Gas Index”).

FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Market Vectors Unconventional Oil & Gas ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Market Vectors Unconventional Oil & Gas ETF
Management Fee		0.50%
Other Expenses		0.17%
Total Annual Fund Operating Expenses	[1]	0.67%
Fee Waivers and Expense Reimbursement	[1]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.54%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.54% of the Fund's average daily net assets per year until at least May 1, 2016. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Market Vectors Unconventional Oil & Gas ETF
1	55
3	201
5	360
10	822

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Oil & Gas Index is comprised of securities of companies involved in the exploration, development, extraction and/or production of unconventional oil and natural gas. The Oil & Gas Index contains companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) unconventional oil and gas or that own properties with the potential, in Market Vectors Index Solutions GmbH’s (the “Index Provider”) view, to generate at least 50% of their revenues from this segment. Such companies may include small- and medium-capitalization companies and foreign issuers. Unconventional oil and natural gas includes coal bed methane, coal seam gas, shale oil, shale gas, tight natural gas, tight oil, tight sands, in situ oil sands and enhanced oil recovery (EOR). Unconventional oil and natural gas sources may be geographically extensive or deeply embedded in underground rock formations and are difficult to extract profitably without the use of new or developing technologies. Developing technologies include, among others, hydraulic fracturing (process of creating or expanding cracks in underground rock formations by pumping a high pressure mixture of water, sand and/or other additives into them) and horizontal drilling (method of drilling a well to reach a reservoir that is not directly beneath the drilling site). As of December 31, 2014, the Oil & Gas Index included 66 securities of companies with a market capitalization range of between approximately $206 million and $62.5 billion and a weighted average market capitalization of $21.4 billion. As of December 31, 2014, approximately 23% of the Fund’s investments consisted of securities of Canadian issuers. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts before fees and expenses to approximate the investment performance of the Oil & Gas Index by investing in a portfolio of securities that generally replicates the Oil & Gas Index.

The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Oil & Gas Index concentrates in an industry or group of industries. As of December 31, 2014, the Oil & Gas Index was concentrated in the oil and gas industry and the energy sector.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in the Oil and Gas Industry. The profitability of companies in the oil and gas industry is related to worldwide energy prices, including all sources of energy, and exploration and production spending. The price of energy, the earnings of companies in the oil and gas industry, and the value of such companies’ securities can be extremely volatile. Such companies are also subject to risks of changes in commodity prices, interest rates, exchange rates and the price of oil and gas, government regulation, the imposition of import controls, world events, negative perception, depletion of resources, development of alternative energy sources, energy conservation, technological developments, labor relations and general economic conditions, as well as market, economic and political risks of the countries where oil and gas companies are located or do business. Oil and gas companies operate in a highly competitive and cyclical industry, with intense price competition. Recently, oil and gas prices have declined significantly and experienced significant volatility. This may adversely impact companies operating in the oil and gas industry. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.

The oil and gas industry is exposed to significant and numerous operating hazards. Oil and gas exploration and production can be significantly affected by natural disasters and adverse weather conditions in the regions in which they operate. The revenues of oil and gas companies may be negatively affected by contract termination and renegotiation. Oil and gas companies are subject to, and may be adversely affected by, extensive federal, state, local and foreign laws, rules and regulations. Oil exploration and production companies may also be adversely affected by environmental damage claims. The international operations of oil and gas companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies may also have significant capital investments or operations in emerging market countries, which may increase these risks.

Risk of Investing in Unconventional Oil and Gas. Investments in companies engaged in activities related to the exploration and production, development, extraction, production and/or refining of unconventional oil and natural gas involve risks in addition to those related to the oil and gas industry. New or emerging oil and gas resource development projects have limited or no production history. Unconventional oil and gas properties are subject to customary royalty interests, liens incidental to operating agreements, tax liens and other burdens, encumbrances, easements or restrictions. The marketability of unconventional oil and gas production depends in large part on the availability, proximity and capacity of pipeline systems owned by third parties. The use of methods such as hydraulic fracturing may be subject to new or different regulation in the future. Currently, the regulation of hydraulic fracturing is primarily conducted at the state level through permitting and other compliance requirements. Any new federal regulations that may be imposed on hydraulic fracturing could result in additional permitting and disclosure requirements (including of substances used in the fracturing process) and in additional operating restrictions. Some states and local governments have considered imposing various conditions and restrictions on drilling and completion operations, which could lead to operational delays and increased costs and, moreover, could delay or effectively prevent the development of oil and gas from formations that would not be economically viable without the use of hydraulic fracturing. The use of hydraulic fracturing may produce certain wastes that are not subject to federal regulations governing hazardous wastes, though they may be regulated under other federal and state laws. These wastes may in the future be designated as hazardous wastes and may thus become subject to more rigorous and costly compliance and disposal requirements.

Risk of Investing in the Energy Sector. To the extent that the Oil & Gas Index continues to be concentrated in the energy sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources and the cost of providing the specific utility services. Recently, the price of oil has declined significantly and experienced significant volatility, which has adversely impacted companies operating in the energy sector. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund may be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Oil & Gas Index, may negatively affect the Fund’s ability to replicate the performance of the Oil & Gas Index.

Special Risk Considerations of Investing in Canadian Issuers. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. The Canadian economy is dependent on and may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. These agreements may further increase Canada’s dependency on the U.S. economy. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may continue to have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Oil & Gas Index.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Oil & Gas Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Oil & Gas Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Oil & Gas Index. The Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Oil & Gas Index. In addition, the Fund may not be able to invest in certain securities included in the Oil & Gas Index, or invest in them in the exact proportions in which they are represented in the Oil & Gas Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Oil & Gas Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Oil & Gas Index is not based on fair value prices), the Fund’s ability to track the Oil & Gas Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the performance of the Oil & Gas Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Oil & Gas Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Oil & Gas Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or a group of industries to the extent the Oil & Gas Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Oil & Gas Index continues to be concentrated in the energy sector and the oil and gas industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector and industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.marketvectorsetfs.com.

Annual Total Returns(%)—Calendar Years

Best Quarter:	15.83%	2Q ’14
Worst Quarter:	-25.08%	4Q ’14

Average Annual Total Returns for the Periods Ended December 31, 2014

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Past One Year	Since Inception	Inception Date
Market Vectors Unconventional Oil & Gas ETF	(21.18%)	(3.26%)	Feb. 14, 2012
Market Vectors Unconventional Oil & Gas ETF After Taxes on Distributions	(21.42%)	(3.46%)
Market Vectors Unconventional Oil & Gas ETF After Taxes on Distributions and Sales	(11.79%)	(2.43%)
Market Vectors Unconventional Oil & Gas ETF Market Vectors® Global Unconventional Oil & Gas Index (reflects no deduction for fees, expenses or taxes)	(21.08%)	(3.10%)
Market Vectors Unconventional Oil & Gas ETF S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	18.29%